SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin's AGE High Income Fund seeks to provide investors with high, current income, with a secondary objective of principal appreciation. The Fund invests in a diversified portfolio consisting primarily of high yield, lower-rated corporate bonds.
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin's AGE High Income Fund covers the period ended November 30, 2001. The six months under review proved to be extremely challenging for the securities markets, including the high yield corporate bond market. The U.S. economy, which had been weakening during the early part of 2001, slowed even further through the summer months. September 11's tragic and unsettling events pushed the already fragile economy over the edge. The National Bureau of Economic Research announced recently that after a record ten years of sustained economic growth, the domestic economy officially entered a recession in March 2001. Aimed at revitalizing economic activity, the Federal Reserve Board (the Fed) aggressively lowered interest rates by 450 basis points since January 2001, bringing the federal funds target rate to a 40-year low of 2.0%.

As economic growth waned, corporate profitability fell sharply, driving equity markets lower. Because high yield corporate bonds tend to be more like equities than other fixed income sectors, the stock market decline negatively impacted the asset class. Thus, the risk premium investors demand for accepting the higher credit risk of high yield


CONTENTS

Shareholder Letter .....................................................      1

Performance Summary ....................................................      6

Financial Highlights &
Statement of Investments ...............................................      8

Financial Statements ...................................................     21

Notes to
Financial Statements ...................................................     25

FUND CATEGORY
[PYRAMID GRAPHIC]

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 12.

PORTFOLIO BREAKDOWN
Based on Total Net Assets
11/30/01

[PIE CHART]

Bonds                                                                     89.0%

Equities                                                                   4.9%

Short-Term Investments & Other Net Assets                                  6.1%


bonds, as measured by the interest rate spread for the CSFB High Yield Index over U.S. Treasuries, widened from 7.9% at the beginning of the period to a near-record 8.8% at period-end.(1) In contrast, 10-year Treasury yields fell from 5.4% to 4.8% for the same time. The widening of interest spreads was acute particularly in more speculative corporate issues, as banks and investors greatly reduced their tolerance for high levels of credit risk.

Unfortunately, the Fund was not immune to the high yield market's volatility and price weakness. For the six-month period ended November 30, 2001, Franklin's AGE High Income Fund - Class A posted a -1.61% cumulative total return, as shown in the Performance Summary beginning on page 6. On a relative basis, however, the Fund's Class A shares outperformed the -2.06% return of the Lipper High Current Yield Average, composed of 400 high yield bond funds on November 30, 2001.(2) We think it bears noting that the Fund's return also outperformed the Standard & Poor's 500 Composite Index (S&P 500(R)) and the Nasdaq Composite Index, which returned -8.65% and -7.69% for the same period.(3)

Although the markets continued to be volatile during the period under review, we maintained our long-term focus on industries that demonstrated solid fundamentals and attractive growth prospects. At the close of the period, our top five industry weightings were wireless communications (11.9%), pay televi-

----------

1. Source: Credit Suisse First Boston. The CSFB High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

2. Source: Lipper Inc. Lipper calculations do not include sales charges. The Fund's performance relative to the average may have differed if such charges had been considered. Past performance does not guarantee future results.

3. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Nasdaq Composite Index measures all Nasdaq National Market common stocks. The index is market value-weighted and includes over 4,000 companies.

    The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

sion (8.6%), telecommunications (6.4%), media (6.3%) and transportation (5.4%).

SECTOR DISCUSSIONS

WIRELESS - COMMUNICATIONS

In contrast to traditional, wired telecommunications, companies that provide mobile telecommunications services and the associated network infrastructure constitute the wireless communications industry. During the reporting period, the wireless industry continued to benefit from healthy growth and increased market penetration. Revenues grew despite increased pricing pressures. Although highly competitive, the wireless services market provided attractive opportunities for companies with sound business plans. In general, we focused on lower-cost operators who successfully expanded their networks, offering their customers better coverage. For example, Nextel Communications, a Fund holding, announced recently that a new technological advance in its transmission protocol would allow the company to increase its network capacity with reduced capital expenditures. Additionally, we continue to expect that industry consolidation will positively impact high yield wireless issuers over the long term. Following Telus's acquisition of Clearnet, a Canadian cellular company, the Fund sold its Clearnet bonds into a tender offer at a significant premium.

PAY TELEVISION - CONSUMER SERVICES

The pay television industry, composed primarily of cable television and direct broadcast satellite (DBS) providers, performed well during the period. In general, pay television companies enjoy more stable, utility-like revenue streams with less demand volatility. We believe this attribute makes the industry relatively more defensive and should provide some insulation during an economic downturn while still offering attractive growth potential. EchoStar, one of the Fund's holdings, has many of the qualities we look for in the DBS segment and is a prime example of our strategy in practice. During the period, the company

TOP 10 HOLDINGS
11/30/01

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Intermedia
Communications Inc.                                                       1.9%
Communications

Charter Communications
Holdings LLC                                                              1.7%
Consumer Services

Adelphia
Communications Corp.                                                      1.6%
Consumer Services

AM/FM Inc.                                                                1.6%
Consumer Services

Calpine Corp.                                                             1.5%
Utilities

Premier Parks Inc.                                                        1.5%
Consumer Services

Dobson/Sygnet
Communications Co.                                                        1.5%
Communications

Fresenius Medical Care
Capital Trust                                                             1.5%
Health Services

Triton PCS Inc.                                                           1.4%
Communications

P&L Coal Holdings                                                         1.3%
Corp.
Energy Minerals

DIVIDEND DISTRIBUTIONS
6/1/01 - 11/30/01

                                        DIVIDEND PER SHARE
                   -------------------------------------------------------------
MONTH               CLASS A          CLASS B          CLASS C     ADVISOR CLASS
--------------------------------------------------------------------------------
June               2.0 cents       1.92 cents       1.91 cents      2.03 cents
July               1.7 cents       1.62 cents       1.61 cents      1.72 cents
August             1.7 cents       1.62 cents       1.61 cents      1.72 cents
September          1.7 cents       1.61 cents       1.61 cents      1.73 cents
October            1.7 cents       1.61 cents       1.61 cents      1.72 cents
November           1.7 cents       1.61 cents       1.61 cents      1.72 cents
--------------------------------------------------------------------------------
TOTAL              10.5 CENTS      9.99 CENTS       9.96 CENTS      10.64 CENTS


added subscribers at a rapid rate as it continued to invest in its customer base. EchoStar also recently bid successfully for its largest competitor, Hughes Electronics. If regulators approve the transaction, EchoStar would have a significantly larger presence in North America.

MEDIA

The media sector encompasses a diverse group of companies, ranging from printers to outdoor advertisers, and even theme parks, providing a variety of business models. Accordingly, we maintained our bottom-up, company-specific approach to looking at the industry, concentrating mostly on companies that are industry leaders having strong business plans, visionary management teams and favorable cost structures. Despite some near-term pressure on advertising revenues, the Fund added to its media sector exposure with the purchase of Yell Holdings, the dominant U.K. and leading U.S. independent Yellow Pages publisher.

LOOKING FORWARD

Now that economic data confirm the U.S. is in recession, history may provide investors with some guidelines on the timing of an eventual recovery. The average length of 10 post-World War II recessions was 11 months. Taking into account the aggressive Fed actions through 2001, and the prospect of additional fiscal policy stimulus in 2002, we do not expect this downturn to be significantly different from previous ones. Consequently, we believe signs of renewed economic growth may appear in mid-2002. Considering the high yield market's forward-looking nature, and using the 1990-91 recession as a guide, we expect the high yield corporate bond market to improve before the economy emerges from the current recession. Although financial market volatility following September 11 may continue to affect the high yield market in the short term, we believe the asset class's long-term fundamentals remain positive. Additionally, we believe current valuations are quite attractive on a historical basis and that Franklin's AGE High Income Fund is well-positioned for the economy's eventual recovery.

We thank you for your participation in the Fund and look forward to serving your future investment needs.

Sincerely,

/s/ Christopher J. Molumphy

Christopher J. Molumphy
Senior Portfolio Manager
Franklin's AGE High Income Fund

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of November 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 11/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                      CHANGE        11/30/01      5/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        -$0.14          $1.95        $2.09
DISTRIBUTIONS (6/1/01 - 11/30/01)
Dividend Income                             $0.1050

CLASS B                                      CHANGE        11/30/01      5/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        -$0.13          $1.95        $2.08
DISTRIBUTIONS (6/1/01 - 11/30/01)
Dividend Income                             $0.0999

CLASS C                                      CHANGE        11/30/01      5/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        -$0.13          $1.96        $2.09
DISTRIBUTIONS (6/1/01 - 11/30/01)
Dividend Income                             $0.0996

ADVISOR CLASS                                CHANGE        11/30/01      5/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        -$0.14          $1.95        $2.09
DISTRIBUTIONS (6/1/01 - 11/30/01)
Dividend Income                             $0.1064

PERFORMANCE

CLASS A                               6-MONTH      1-YEAR       5-YEAR      10-YEAR
------------------------------------------------------------------------------------
Cumulative Total Return(1)             -1.61%       +5.66%      +11.74%     +102.97%
Average Annual Total Return(2)         -5.67%       +1.23%       +1.35%       +6.89%
Value of $10,000 Investment(3)        $9,433      $10,123      $10,692      $19,467
Avg. Ann. Total Return (12/31/01)(4)                -1.35%       +0.85%       +6.71%

Distribution Rate(5)                                                          10.00%
30-Day Standardized Yield(6)                                                   9.85%

                                                                      INCEPTION
CLASS B                                   6-MONTH        1-YEAR        (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 -1.39%         +5.63%         -4.91%
Average Annual Total Return(2)             -5.14%         +1.83%         -2.47%
Value of $10,000 Investment(3)           $ 9,486        $10,183        $ 9,297
Avg. Ann. Total Return (12/31/01)(4)                      -0.81%         -2.63%

Distribution Rate(5)                                                      9.91%
30-Day Standardized Yield(6)                                              9.76%

                                                                      INCEPTION
CLASS C                                6-MONTH    1-YEAR     5-YEAR    (5/16/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)              -1.40%     +5.60%     +9.22%    +30.19%
Average Annual Total Return(2)          -3.26%     +3.64%     +1.57%     +3.94%
Value of $10,000 Investment(3)          $9,674   $10,364    $10,809    $12,879
Avg. Ann. Total Return (12/31/01)(4)               +0.98%     +1.07%     +3.78%

Distribution Rate(5)                                                      9.76%
30-Day Standardized Yield(6)                                              9.66%

ADVISOR CLASS(7)                       6-MONTH     1-YEAR    5-YEAR     10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)              -1.55%     +5.78%    +12.82%    +104.93%
Average Annual Total Return(2)          -1.55%     +5.78%     +2.44%      +7.44%
Value of $10,000 Investment(3)         $9,845    $10,578    $11,282     $20,493
Avg. Ann. Total Return (12/31/01)(4)               +3.04%     +1.94%      +7.26%

Distribution Rate(5)                                                      10.58%
30-Day Standardized Yield(6)                                              10.45%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six- month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's November dividend and the maximum offering price (NAV for Class B and Advisor Class) per share on 11/30/01.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/01.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +10.81% and +2.11%.

--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Highlights

                                                                                      CLASS A
                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED
                                                   NOVEMBER 30,                            YEAR ENDED MAY 31,
                                                       2001        -----------------------------------------------------------------
                                                   (UNAUDITED)         2001        2000          1999          1998          1997
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period.............  $     2.09      $     2.30   $     2.69    $     2.98    $     2.90   $     2.79
                                                   ---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a).......................         .10             .23          .26           .26           .26          .26
  Net realized and unrealized gains (losses).....        (.14)           (.19)        (.39)         (.29)          .08          .11
                                                   ---------------------------------------------------------------------------------
Total from investment operations.................        (.04)            .04         (.13)         (.03)          .34          .37
                                                   ---------------------------------------------------------------------------------
Less distributions from net
  investment income..............................        (.10)           (.25)        (.26)         (.26)         (.26)        (.26)
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period...................  $     1.95      $     2.09   $     2.30    $     2.69    $     2.98   $     2.90
                                                   =================================================================================

Total return(b)..................................       (1.61)%          1.73%       (5.01)%        (.74)%       12.32%       14.09%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)................  $2,077,809      $2,222,713   $2,442,432    $3,108,809    $3,236,134   $2,638,914
Ratios to average net assets:
  Expenses.......................................         .76%(c)         .76%         .74%          .72%          .70%         .71%
  Net investment income..........................       10.53%(c)       10.30%       10.28%         9.40%         9.04%        9.31%
Portfolio turnover rate..........................        7.61%          21.37%       18.79%        27.55%        29.69%       20.01%

(a) Based on average shares outstanding effective year ended May 31, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Highlights (continued)

                                                                                 CLASS B
                                                               ---------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED
                                                                 NOVEMBER 30,
                                                                    2001           YEAR ENDED MAY 31,
                                                                               -----------------------------
                                                                 (UNAUDITED)    2001       2000       1999(d)
                                                               ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........................     $2.08          $2.30      $2.68      $2.76
                                                               ---------------------------------------------
Income from investment operations:
  Net investment income(a) ..................................       .10            .21        .24        .11
  Net realized and unrealized losses ........................      (.13)          (.19)      (.37)      (.08)
                                                               ---------------------------------------------
Total from investment operations ............................      (.03)           .02       (.13)       .03
                                                               ---------------------------------------------
Less distributions from net investment income ...............      (.10)          (.24)      (.25)      (.11)
                                                               ---------------------------------------------
Net asset value, end of period ..............................     $1.95          $2.08      $2.30      $2.68
                                                               =============================================

Total return(b) .............................................     (1.39)%          .73%     (5.49)%     1.29%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........................     $131,748       $119,496   $69,565    $26,095
Ratios to average net assets:
  Expenses ..................................................      1.26%(c)       1.27%      1.25%      1.24%(c)
  Net investment income .....................................     10.03%(c)       9.79%      9.85%      8.41%(c)
Portfolio turnover rate .....................................      7.61%         21.37%     18.79%     27.55%

(a) Based on average shares outstanding effective year ended May 31, 2000.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period January 1, 1999 (effective date) to May 31, 1999.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Highlights (continued)

                                                                           CLASS C
                                            --------------------------------------------------------------------------
                                                SIX
                                             MONTHS ENDED
                                             NOVEMBER 30,
                                               2001                              YEAR ENDED MAY 31,
                                                              --------------------------------------------------------
                                            (UNAUDITED)        2001        2000         1999        1998       1997
                                            --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of period ....      $2.09           $2.31       $2.69        $2.98       $2.90      $2.79
                                            --------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ..............        .10             .22         .25          .25         .25        .25
  Net realized and unrealized gains
  (losses) ..............................       (.13)           (.20)       (.38)        (.29)        .08        .11
                                            --------------------------------------------------------------------------
Total from investment operations ........       (.03)            .02        (.13)        (.04)        .33        .36
                                            --------------------------------------------------------------------------
Less distributions from net
investment income .......................       (.10)           (.24)       (.25)        (.25)       (.25)      (.25)
                                            --------------------------------------------------------------------------
Net asset value, end of period ..........      $1.96           $2.09       $2.31        $2.69       $2.98      $2.90
                                            ==========================================================================

Total return(b) .........................      (1.40)%           .75%      (5.46)%       (.93)%     11.69%     13.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .......      $366,996        $172,959    $367,151     $487,196    $394,612   $151,073
Ratios to average net assets:
  Expenses ..............................       1.26%(c)        1.27%       1.25%        1.24%       1.23%      1.25%
  Net investment income .................      10.02%(c)        9.79%       9.76%        8.89%       8.51%      8.75%
Portfolio turnover rate .................       7.61%          21.37%      18.79%       27.55%      29.69%     20.01%

(a) Based on average shares outstanding effective year ended May 31, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Highlights (continued)


                                                                                      ADVISOR CLASS
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                       YEAR ENDED MAY 31,
                                                       NOVEMBER 30, 2001    ------------------------------------------------------
                                                          (UNAUDITED)          2001       2000       1999        1998      1997(d)
                                                       ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................        $2.09            $2.30      $2.69      $2.98       $2.90     $2.90
                                                       ---------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ..........................          .11              .23        .26        .27         .27       .12
  Net realized and unrealized gains (losses) ........         (.14)            (.19)      (.38)      (.29)        .08      (.01)
                                                       ---------------------------------------------------------------------------
Total from investment operations ....................         (.03)             .04       (.12)      (.02)        .35       .11
                                                       ---------------------------------------------------------------------------
Less distributions from net investment income .......         (.11)            (.25)      (.27)      (.27)       (.27)     (.11)
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ......................        $1.95            $2.09      $2.30      $2.69       $2.98     $2.90
                                                       ===========================================================================

Total return(b) .....................................      (1.55)%            1.86%    (4.88)%     (.61)%      12.46%     3.94%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................      $24,899          $22,041    $17,234    $39,354     $28,026    $6,224
Ratios to average net assets:
  Expenses ..........................................         .62%(c)          .62%       .60%       .59%        .58%      .61%(c)
  Net investment income .............................       10.66%(c)        10.43%     10.29%      9.52%       9.17%     9.25%(c)
Portfolio turnover rate .............................        7.61%           21.37%     18.79%     27.55%      29.69%    20.01%


(a) Based on average shares outstanding effective year ended May 31, 2000.
(b) Total return is not annualized for periods less than one year.
(c) Annualized
(d) For the period January 2, 1997 (effective date) to May 31, 1997.


                       See notes to financial statements.                     11

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2001 (UNAUDITED)

                                                                                                       SHARES/
                                                                                                      WARRANTS/
                                                                                     COUNTRY           RIGHTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS, WARRANTS AND RIGHTS 2.1%
(a)  COMMUNICATIONS .3%
     ICO Global Communications Holdings Ltd. ..................................   United States         2,105,368   $     3,947,565
     ICO Global Communications Holdings Ltd., wts., 5/16/06 ...................   United States           528,825            21,260
     International Wireless Communications Holdings ...........................   United States         1,759,743         1,055,846
     Loral Orion Network Sys., wts., 1/15/07 ..................................   United States            35,300            45,537
     McCaw International Ltd., wts., 4/15/07 ..................................   United States            28,500               285
     Nextel Communications Inc., A ............................................   United States           128,674         1,379,385
     Occidente Y Caribe Celular SA, wts., 144A, 3/15/04 .......................     Colombia              152,660         1,526,600
     Poland Telecom Finance, wts., 12/01/07 ...................................      Poland                30,000                --
                                                                                                                    ---------------
                                                                                                                          7,976,478
                                                                                                                    ---------------
     CONSUMER NON-DURABLES .4%
     R.J. Reynolds Tobacco Holdings Inc. ......................................   United States           170,000         9,752,900
                                                                                                                    ---------------
(a)  CONSUMER SERVICES
     Jack in the Box Inc. .....................................................   United States            24,090           623,449
                                                                                                                    ---------------
(a)  ENERGY MINERALS
     McMoran Exploration Co. ..................................................   United States            25,937           176,372
                                                                                                                    ---------------
     GOVERNMENT BONDS
     United Mexican States, rts., 6/30/03 .....................................      Mexico             3,000,000            16,500
                                                                                                                    ---------------
(a)  HEALTH SERVICES .9%
     Kindred Healthcare Inc. ..................................................   United States           246,736        12,489,776
     Kindred Healthcare Inc., A, wts., 4/20/06 ................................   United States           134,263         3,557,970
     Kindred Healthcare Inc., B, wts., 4/20/06 ................................   United States           335,658         8,055,792
                                                                                                                    ---------------
                                                                                                                         24,103,538
                                                                                                                    ---------------
(a)  INDUSTRIAL SERVICES .1%
     Transocean Sedco Forex Inc., wts., 144A, 5/01/09 .........................   United States            11,750         1,905,556
                                                                                                                    ---------------
     PROCESS INDUSTRIES .1%
(a)  Darling International Inc. ...............................................   United States           504,447           340,502
     Walter Industries Inc. ...................................................   United States           189,505         2,008,753
                                                                                                                    ---------------
                                                                                                                          2,349,255
                                                                                                                    ---------------
(a)  PRODUCER MANUFACTURING
     Goss Holdings Inc., B ....................................................   United States           211,174             2,112
(b)  Harvard Industries Inc. ..................................................   United States           793,966           142,914
                                                                                                                    ---------------
                                                                                                                            145,026
                                                                                                                    ---------------
(a)  RETAIL TRADE .3%
     Penn Traffic Co. .........................................................   United States           389,598         1,753,191
     Stage Stores, Inc. .......................................................   United States           335,409         4,863,431
     Stage Stores, Inc., A, wts., 08/23/06 ....................................   United States            25,601           128,005
     Stage Stores, Inc., B, wts., 08/23/06 ....................................   United States            53,895           148,217
                                                                                                                    ---------------
                                                                                                                          6,892,844
                                                                                                                    ---------------
     TOTAL COMMON STOCKS, WARRANTS AND RIGHTS (COST $129,943,320) .............                                          53,941,918
                                                                                                                    ---------------

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2001 (UNAUDITED) (CONT.)

                                                                                                       SHARES/
                                                                                                      WARRANTS/
                                                                                     COUNTRY           RIGHTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     PREFERRED STOCKS 2.0%
(a)  Asia Pulp & Paper Co. Ltd., 12.00%, pfd. .................................     Indonesia              24,700   $       262,561
     Fresenius Medical Care Capital Trust, 7.875%, pfd. .......................   United States            24,000        24,300,000
     Fresenius Medical Care Capital Trust, 9.00%, pfd. ........................   United States            13,100        13,558,500
     Sinclair Capital, 11.625%, pfd. ..........................................   United States           147,000        14,773,500
                                                                                                                    ---------------
     TOTAL PREFERRED STOCKS (COST $76,500,000) ................................                                          52,894,561
                                                                                                                    ---------------
     CONVERTIBLE PREFERRED STOCKS .7%
     UTILITIES
     CMS Energy Trust I, 7.75%, cvt. pfd. (COST $26,500,000) ..................   United States           530,000        19,263,910
                                                                                                                    ---------------
     PARTNERSHIP UNITS .1%
(a)  PROCESS INDUSTRIES
     Phosphate Resource Partners LP (COST $1,313,552) .........................   United States           415,000         1,826,000
                                                                                                                    ---------------

                                                                                                       PRINCIPAL
                                                                                                       AMOUNT(d)
                                                                                                     -------------
     BONDS 89.0%
     COMMERCIAL SERVICES 4.7%
(c)  AmeriServe Food Distribution Inc., senior note, 8.875%, 10/15/06 .........   United States      $ 16,150,000           242,250

(c)  AmeriServe Food Distribution Inc., senior sub. note, 10.125%, 7/15/07 ....   United States        14,210,000           213,150
     Intertek Finance PLC, senior sub. note, B, 10.25%, 11/01/06 ..............   United Kingdom        9,400,000         9,259,000
     Iron Mountain Inc., senior sub. note, 8.75%, 9/30/09 .....................   United States        16,650,000        17,732,250
     Iron Mountain Inc., senior sub. note, 8.25%, 7/01/11 .....................   United States         7,500,000         7,762,500
     Iron Mountain Inc., senior sub. note, 8.625%, 4/01/13 ....................   United States         6,000,000         6,390,000
     Key3Media Group Inc., senior sub. note, 11.25%, 6/15/11 ..................   United States        20,000,000        16,200,000
     Lamar Advertising Co., senior sub. note, 9.625%, 12/01/06 ................   United States        20,000,000        21,300,000
     Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06, 13.75%
       thereafter, 7/15/11 ....................................................      Canada            31,500,000        19,766,250
     Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50%
       thereafter, 8/01/11 ....................................................    Netherlands         19,250,000        11,646,250
     Yell Finance BV, senior note, 10.75%, 8/01/11 ............................    Netherlands         10,000,000        10,700,000
                                                                                                                    ---------------
                                                                                                                        121,211,650
                                                                                                                    ---------------
     COMMUNICATIONS 17.5%
     Allegiance Telecom Inc., senior disc. note, B, zero cpn. to 2/15/03,
       11.75% thereafter, 2/15/08 .............................................   United States        22,000,000        10,230,000
     Allegiance Telecom Inc., senior note, 12.875%, 5/15/08 ...................   United States        20,500,000        15,477,500
     American Cellular Corp., senior sub. note, 9.50%, 10/15/09 ...............   United States        28,400,000        29,252,000
     American Tower Corp., senior note, 9.375%, 2/01/09 .......................   United States        20,000,000        17,100,000
(c)  Arch Escrow Corp., 13.75%, 4/15/08 .......................................   United States        14,500,000           145,000
     Asia Global Crossing Ltd., 13.375%, 10/15/10 .............................      Bermuda           21,000,000         6,825,000
     AT&T Wireless Group, senior note, 7.875%, 3/01/11 ........................   United States        27,000,000        28,912,086
     Call-Net Enterprises Inc., senior disc. note, zero cpn. to 5/15/04, 10.80%
       thereafter, 5/15/09 ....................................................      Canada            29,500,000         7,817,500
     Crown Castle International Corp., senior disc. note, zero cpn. to 8/01/04,
       11.25% thereafter, 8/01/11 .............................................   United States        51,000,000        32,640,000
     Dobson/Sygnet Communications Co., senior note, 12.25%, 12/15/08 ..........   United States        34,250,000        38,017,500
     Global Crossing Holdings Ltd., senior note, 9.50%, 11/15/09 ..............      Bermuda           20,000,000         2,700,000

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2001 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                     COUNTRY           AMOUNT(d)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     COMMUNICATIONS (CONT.)
(c)  IntelCom Group Inc., senior disc. note, 12.50%, 5/01/06 ..................   United States     $  32,500,000   $     2,437,500
     Intermedia Communications Inc., senior disc. note, B, zero cpn. to
       7/15/02, 11.25% thereafter, 7/15/07 ....................................   United States        37,500,000        37,593,750
     Intermedia Communications Inc., senior note, 9.50%, 3/01/09 ..............   United States        10,000,000        10,650,000
(c)  Iridium LLC/CAP, senior note, D, 10.875%, 7/15/05 ........................      Bermuda           17,000,000           850,000
     Level 3 Communications Inc., senior disc. note, zero cpn to 12/01/03,
       10.50% thereafter, 12/01/08 ............................................   United States        38,000,000        11,590,000
     Loral Space and Communications Ltd., senior disc. note, zero cpn to
       1/15/02, 12.50% thereafter, 1/15/07 ....................................   United States        22,300,000        11,038,500
     McLeodUSA Inc., senior disc. note, zero cpn. to 3/01/02, 10.50%
       thereafter, 3/01/07 ....................................................   United States        10,000,000         1,550,000
     McLeodUSA Inc., senior note, 9.50%, 11/01/08 .............................   United States        16,000,000         2,560,000
     McLeodUSA Inc., senior note, 11.375%, 1/01/09 ............................   United States         6,000,000           930,000
(c)  Metrocall Inc., senior sub. note, 9.75%, 11/01/07 ........................   United States        31,000,000           465,000
(c)  Metrocall Inc., senior sub. note, 11.00%, 9/15/08 ........................   United States        10,000,000           150,000
     Millicom International Cellular SA, senior sub. note, 13.50%, 6/01/06 ....  . Luxembourg          32,300,000        20,510,500
     Nextel Communications Inc., senior disc. note, zero cpn. to 10/31/02,
       9.75% thereafter, 10/31/07 .............................................   United States        35,500,000        26,713,750
     Nextel Communications Inc., 9.50%, 2/01/11 ...............................   United States         5,000,000         4,087,500
     Nextel International Inc., senior disc. note, zero cpn. to 4/15/03,
       12.125% thereafter, 4/15/08 ............................................   United States        20,000,000           900,000
     Nextel International Inc., senior note, 12.75%, 8/01/10 ..................   United States        25,200,000         2,016,000
     Nextel Partners Inc., senior disc. note, zero cpn. to 2/01/04, 14.00%,
       thereafter .............................................................   United States        15,600,000        10,491,000
     Nextel Partners Inc., senior note, 11.00%, 3/15/10 .......................   United States        12,600,000        10,930,500
(c)  Poland Telecom Finance, senior note, B, 14.00%, 12/01/07 .................      Poland            30,000,000             3,000
(c)  RSL Communications PLC, senior disc. note, zero cpn. to 3/01/03, 10.125%
       thereafter, 3/01/08 ....................................................   United Kingdom       44,500,000         1,780,000
(c)  RSL Communications PLC, senior note, 12.00%, 11/01/08 ....................   United Kingdom        6,250,000           281,250
     Spectrasite Holdings Inc., senior disc. note, zero cpn. to 4/15/04, 11.25%
       thereafter, 4/15/09 ....................................................   United States        20,500,000         6,457,500
     Spectrasite Holdings Inc., senior disc. note, zero cpn. to 3/15/05,
       12.875% thereafter, 3/15/10 ............................................   United States        35,000,000         9,975,000
     Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 ..................   United States         6,000,000         5,010,000
     Triton PCS Inc., senior sub. note, 9.375%, 2/01/11 .......................   United States        11,900,000        12,614,000
     Triton PCS Inc., sub. disc. note, zero cpn. to 5/01/03, 11.00% thereafter,
       5/01/08 ................................................................   United States        25,000,000        23,125,000
     VoiceStream Wireless Corp., senior disc. note, zero cpn. to 11/15/04,
       11.875% thereafter, 11/15/09 ...........................................   United States        29,750,000        25,808,125
     Williams Communications Group Inc., senior note, 10.875%, 10/01/09 .......   United States        32,500,000        15,112,500
     Williams Communications Group Inc., senior note, 11.875%, 8/01/10 ........   United States        10,300,000         4,789,500
     XO Communications Inc., senior disc. note, zero cpn to 4/15/03, 9.45%
       thereafter, 4/15/08 ....................................................   United States        20,250,000         2,227,500
     XO Communications Inc., senior note, 9.625%, 10/01/07 ....................   United States        17,350,000         2,602,500
     XO Communications Inc., senior note, 9.00%, 3/15/08 ......................   United States        18,150,000         2,359,500
                                                                                                                    ---------------
                                                                                                                        456,725,961
                                                                                                                    ---------------

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2001 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                     COUNTRY           AMOUNT(d)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     CONSUMER DURABLES .6%
     Sealy Mattress Co., senior disc. note, B, zero cpn. to 12/15/02, 10.875%
       thereafter, 12/15/07 ...................................................   United States     $  10,200,000   $     8,721,000
     Sealy Mattress Co., senior sub. note, B, 9.875%, 12/15/07 ................   United States         6,800,000         6,630,000
                                                                                                                    ---------------
                                                                                                                         15,351,000
                                                                                                                    ---------------
     CONSUMER NON-DURABLES 1.8%
     Agrilink Foods Inc., senior sub. note, 11.875%, 11/01/08 .................   United States        17,000,000        15,810,000
     Hartmarx Corp., senior sub. note, 10.875%, 1/15/02 .......................   United States         5,900,000         5,900,000
     Revlon Consumer Products Corp., senior sub. note, 8.625%, 2/01/08 ........   United States        42,000,000        21,210,000
(c)  Styling Technology Corp., senior sub. note, 10.875%, 7/01/08 .............   United States        22,000,000           495,000
     Westpoint Stevens Inc., senior note, 7.875%, 6/15/08 .....................   United States         7,500,000         2,287,500
                                                                                                                    ---------------
                                                                                                                         45,702,500
                                                                                                                    ---------------
     CONSUMER SERVICES 24.0%
     Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ............   United States        27,500,000        28,668,750
     Adelphia Communications Corp., senior note, 10.25%, 6/15/11 ..............   United States        12,500,000        12,687,500
     Advantica Restaurant Group Inc., senior note, 11.25%, 1/15/08 ............   United States        13,896,030         9,484,040
(c)  AMF Bowling Worldwide Inc., senior disc. note, B, 12.25%, 3/15/06 ........   United States         9,951,000            62,194
     AMFM Inc., senior note, 8.00%, 11/01/08 ..................................   United States        23,500,000        24,851,250
     AMFM Inc., senior sub. note, B, 8.75%, 6/15/07 ...........................   United States        15,000,000        15,825,000
     Argosy Gaming Co., senior sub. note, 9.00%, 9/01/11 ......................   United States         8,300,000         8,943,250
     Ascent Entertainment Group Inc., senior disc. note, zero cpn. to 12/15/02,
       11.875% thereafter, 12/15/04 ...........................................   United States        19,500,000        17,842,500
     Aztar Corp., senior sub. note, 8.875%, 5/15/07 ...........................   United States        19,000,000        20,045,000
(c)  Benedek Communications Corp., 13.25%, 5/15/06 ............................   United States        24,500,000        13,597,500
     Callahan Nordrhein-Westfalen, senior disc. note, zero cpn. 7/15/05, 16.00%
       thereafter, 07/15/10, ..................................................     Germany            43,000,000        13,115,000
     Canwest Media Inc., 10.625%, 5/15/11 .....................................      Canada            15,600,000        16,926,000
     Charter Communications Holdings LLC, senior disc. note, zero cpn. to
       4/01/04, 9.92% thereafter, 4/01/11 .....................................   United States        44,000,000        32,890,000
     Charter Communications Holdings LLC, senior disc. note, zero cpn. to
       1/15/06, 13.50% thereafter, 1/15/11 ....................................   United States        15,500,000        10,540,000
     Choctaw Resort Development Enterprise, senior note, 9.25%, 4/01/09 .......   United States        11,500,000        11,945,625
     CKE Restaurants Inc., senior sub. note, 9.125%, 5/01/09 ..................   United States        19,500,000        16,380,000
     CSC Holdings Inc., senior sub. deb., 10.50%, 5/15/16 .....................   United States        20,000,000        22,025,000
     CSC Holdings Inc., senior sub. deb., 9.875%, 4/01/23 .....................   United States         5,000,000         5,431,250
     Diamond Cable Communication Co., senior disc. note, zero cpn. to 2/15/02,
       10.75% thereafter, 2/15/07 .............................................   United Kingdom        7,850,000         1,766,250
     Diamond Holdings PLC, senior note, 9.125%, 2/01/08 .......................   United Kingdom       10,600,000         7,261,000
     EchoStar Broadband Corp., senior note, 10.375%, 10/01/07 .................   United States        30,000,000        32,325,000
(c)  Family Restaurant Inc., senior note, 9.75%, 2/01/02 ......................   United States        10,850,000           610,313
     Fox/Liberty Networks LLC, senior disc. note, zero cpn. to 8/15/02, 9.75%
       thereafter, 8/15/07 ....................................................   United States        22,650,000        22,650,000
     Granite Broadcasting Corp., senior sub. note, 10.375%, 5/15/05 ...........   United States         6,494,000         4,724,385
     Harrah's Operating Co. Inc., senior sub. note, 7.875%, 12/15/05 ..........   United States        15,250,000        16,088,750

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2001 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                     COUNTRY           AMOUNT(d)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     CONSUMER SERVICES (CONT.)
     Hollinger International Publishing Inc., senior sub. note, 9.25%, 2/01/06    United States     $   6,400,000   $     6,336,000
     Hollinger International Publishing Inc., senior sub. note, 9.25%, 3/15/07    United States         2,800,000         2,772,000
     Horseshoe Gaming Holding Corp., senior sub. note, 8.625%, 5/15/09 ........   United States        30,200,000        31,710,000
     LIN Holdings Corp., senior disc. note, zero cpn. to 3/01/03, 10.00%
       thereafter, 3/01/08 ....................................................   United States        17,300,000        10,812,500
     Mandalay Resort Group, senior note, 9.50%, 8/01/08 .......................   United States         5,900,000         6,313,000
     Mandalay Resort Group, senior sub note, 10.25%, 8/01/07 ..................   United States        14,600,000        15,603,750
     NTL Inc., senior note, zero cpn. to 4/01/03, 9.75% thereafter, 4/01/08 ...   United States        50,000,000        14,250,000
     Premier Parks Inc., senior disc. note, zero cpn. to 4/01/03, 10.00%
       thereafter, 4/01/08 ....................................................   United States         8,000,000         6,860,000
     Premier Parks Inc., senior note, 9.25%, 4/01/06 ..........................   United States         8,000,000         8,160,000
     Premier Parks Inc., senior note, 9.75%, 6/15/07 ..........................   United States        22,500,000        23,287,500
     Prime Hospitality Corp., senior sub. note, B, 9.75%, 4/01/07 .............   United States        23,200,000        23,548,000
     Sinclair Broadcast Group Inc., senior sub. note, 10.00%, 9/30/05 .........   United States        14,400,000        14,976,000
     Station Casinos Inc., senior note, 8.375%, 2/15/08 .......................   United States        15,000,000        15,525,000
     Station Casinos Inc., senior sub. note, 9.875%, 7/01/10 ..................   United States        15,000,000        15,450,000
     Sun International Hotels, senior sub. note, 9.00%, 3/15/07 ...............   United States         5,100,000         5,023,500
     Sun International Hotels, senior sub. note, 8.875%, 8/15/11 ..............   United States        13,800,000        13,455,000
     Telewest Communications PLC, senior disc. note, zero cpn. to 4/15/04,
       9.25% thereafter, 4/15/09 ..............................................   United Kingdom       14,750,000         7,080,000
     Telewest Communications PLC, senior disc. note, zero cpn to 2/01/05,
       11.375% thereafter, 2/01/10 ............................................   United Kingdom       28,000,000        12,040,000
     Telewest Communications PLC, senior note, 11.25%, 11/01/08 ...............   United Kingdom        4,000,000         3,340,000
     United Pan-Europe Communications NV, senior disc.note, zero cpn. to
       8/01/04, 12.50% thereafter, 8/01/09 ....................................    Netherlands         14,474,000         1,483,585
     Young Broadcasting Inc., 10.00%, 3/01/11 .................................   United States        19,000,000        18,477,500
                                                                                                                    ---------------
                                                                                                                        623,188,892
                                                                                                                    ---------------
     ELECTRONIC TECHNOLOGY 2.9%
     Alliant Techsystems Inc., senior sub note, 8.50%, 5/15/11 ................   United States         6,900,000         7,348,500
     Amkor Technology Inc., senior note, 9.25%, 5/01/06 .......................   United States        30,000,000        28,950,000
     Fairchild Semiconductor Corp., senior sub. note, 10.50%, 2/01/09 .........   United States        15,400,000        16,555,000
     Flextronics International Ltd., senior sub. note, 9.875%, 7/01/10 ........     Singapore           5,300,000         5,750,500
     L-3 Communications Holdings Inc., senior sub. note, 10.375%, 5/01/07 .....   United States         5,400,000         5,872,500
     SCG Holding and Semiconductor Co., senior sub. note, 12.00%, 8/01/09 .....   United States         9,951,000         3,532,605
     Telecommun Techniques Co., senior sub. note, 9.75%, 5/15/08 ..............   United States        24,000,000         7,320,000
                                                                                                                    ---------------
                                                                                                                         75,329,105
                                                                                                                    ---------------
     ENERGY MINERALS 2.6%
(c)  AEI Resources Inc., senior sub. note, 144A, 11.50%, 12/15/06 .............   United States        20,000,000         2,300,000
     Conproca SA, S.F., senior secured note, 144A, 12.00%, 6/16/10 ............      Mexico            23,300,000        26,853,250
     Mission Resources Corp., senior sub. note, C, 10.875%, 4/01/07 ...........   United States         5,000,000         4,700,000
     P&L Coal Holdings Corp., senior note, B, 8.875%, 5/15/08 .................   United States         5,166,000         5,579,280
     P&L Coal Holdings Corp., senior sub. note, B, 9.625%, 5/15/08 ............   United States        26,600,000        28,728,000
                                                                                                                    ---------------
                                                                                                                         68,160,530
                                                                                                                    ---------------

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2001 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                     COUNTRY           AMOUNT(d)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     FINANCE 1.9%
     Sovereign Bancorp Inc., senior note, 10.50%, 11/15/06 ....................   United States     $  16,500,000   $    18,211,054
     Willis Corroon Corp., senior sub. note, 9.00%, 2/01/09 ...................   United States        30,000,000        31,350,000
                                                                                                                    ---------------
                                                                                                                         49,561,054
                                                                                                                    ---------------
     HEALTH SERVICES 3.5%
     Alliance Imaging Inc., senior sub. note, 10.375%, 4/15/11 ................   United States         9,000,000         9,765,000
     Davita Inc., senior sub. note, B, 9.25%, 4/15/11 .........................   United States         4,700,000         4,982,000
     HCA Inc., 8.75%, 9/01/10 .................................................   United States        11,200,000        12,488,000
     Iasis Healthcare Corp., senior sub. note, 13.00%, 10/15/09 ...............   United States        20,000,000        22,100,000
     Magellan Health Services Inc., senior note, 144A, 9.375%, 11/15/07 .......   United States         8,400,000         8,988,000
     Magellan Health Services Inc., senior sub. note, 9.00%, 2/15/08 ..........   United States        20,000,000        19,800,000
     Triad Hospitals Inc., senior note, 8.75%, 5/01/09 ........................   United States        11,900,000        12,911,500
                                                                                                                    ---------------
                                                                                                                         91,034,500
                                                                                                                    ---------------
     INDUSTRIAL SERVICES 4.8%
     Allied Waste North America Inc., senior note, B, 7.875%, 1/01/09 .........   United States        24,000,000        23,640,000
     Allied Waste North America Inc., senior sub. note, B, 10.00%, 8/01/09 ....  .United States        10,000,000        10,350,000
     Great Lakes Dredge & Dock Corp., senior sub. note, 11.25%, 8/15/08 .......   United States         4,750,000         4,868,750
     Great Lakes Dredge & Dock Corp., senior sub. note, 144A, 11.25%, 8/15/08 .   United States         3,800,000         3,895,000
     Key Energy Services Inc., senior sub. note, 14.00%, 1/15/09 ..............   United States        27,939,000        32,129,850
(c)  Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..................   United States        10,000,000             1,000
     Universal Compression Inc., senior disc. note, zero cpn. to 2/15/03,
       9.875% thereafter, 2/15/08 .............................................   United States        31,800,000        29,613,750
     URS Corp., senior sub. note, 12.25%, 5/01/09 .............................   United States        19,700,000        20,291,000
                                                                                                                    ---------------
                                                                                                                        124,789,350
                                                                                                                    ---------------
     NON-ENERGY MINERALS .6%
     Century Aluminum Co., first mortgage, 144A, 11.75%, 4/15/08 ..............   United States         8,000,000         8,320,000
     Louisiana Pacific Corp., 10.875, senior sub. note, 10.875%, 11/15/08 .....   United States         4,500,000         4,567,500
(c)  Sheffield Steel Corp., first mortgage, B, 11.50%, 12/01/05 ...............   United States         8,000,000         2,240,000
                                                                                                                    ---------------
                                                                                                                         15,127,500
                                                                                                                    ---------------
     PROCESS INDUSTRIES 8.4%
     Anchor Glass, first mortgage, 11.25%, 4/01/05 ............................   United States        23,700,000        19,789,500
     Anchor Glass Container, senior note, 9.875%, 3/15/08 .....................   United States        17,300,000        10,466,500
     Avecia Group PLC, senior note, 11.00%, 7/01/09 ...........................   United Kingdom       33,000,000        32,010,000
     Bear Island Paper Co. LLC, senior note, B, 10.00%, 12/01/07 ..............   United States        11,700,000        11,056,500
     Climachem Inc., senior sub. note, B, 10.75%, 12/01/07 ....................   United States         7,500,000         3,450,000
     Equistar Chemicals LP, senior note, 10.125%, 9/01/08 .....................   United States         4,000,000         4,100,000
     Equistar Chemicals LP, senior note, 8.75%, 2/15/09 .......................   United States        20,000,000        19,107,580
     FiberMark Inc., senior note, 10.75%, 4/15/11 .............................   United States        17,000,000        15,300,000
     Four M Corp., senior note, B, 12.00%, 6/01/06 ............................   United States         7,400,000         7,178,000
     Graham Packaging Co., senior disc. note, B, zero cpn. to 1/15/03, 10.75%
       thereafter, 1/15/09 ....................................................   United States         5,600,000         4,004,000
     Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 ................   United States         6,600,000         5,643,000
     Huntsman ICI Chemicals LLC, senior disc. note, zero cpn., 12/31/09 .......   United States        76,130,000        19,793,800
     Lyondell Chemical Co., senior sub. note, 10.875%, 5/01/09 ................   United States         2,400,000         2,286,000

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2001 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                     COUNTRY           AMOUNT(d)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     PROCESS INDUSTRIES (CONT.)
     MacDermid Inc., senior sub. note, 9.125%, 7/15/11 ........................   United States     $   8,900,000   $     9,256,000
     Noveon Inc., B, 11.00%, 2/28/11 ..........................................   United States         4,800,000         5,136,000
(c)  Pindo Deli Finance Mauritius, senior note, 11.75%, 10/01/17 ..............     Indonesia          30,900,000         4,094,250
(c)  Polysindo International Finance Co. BV, secured note, 9.375%, 7/30/07 ....     Indonesia          27,750,000         3,399,375
     Radnor Holdings Inc., senior note, 10.00%, 12/01/03 ......................   United States         6,250,000         4,718,750
     Riverwood International Co., senior note, 10.625%, 8/01/07 ...............   United States        23,000,000        24,610,000
     Terra Industries Inc., senior note, B, 10.50%, 6/15/05 ...................   United States        15,000,000        11,325,000
(c)  Tjiwi Kimia Finance Mauritius, senior note, 10.00%, 8/01/04 ..............     Indonesia          11,000,000         1,760,000
                                                                                                                    ---------------
                                                                                                                        218,484,255
                                                                                                                    ---------------
     PRODUCER MANUFACTURING 5.0%
     Advanced Accessory Systems, senior sub. note, B, 9.75%, 10/01/07 .........   United States         8,000,000         6,640,000
     Airxcel Inc., senior sub. note, B, 11.00%, 11/15/07 ......................   United States        13,500,000         7,492,500
     American Axle & Manufacturing Inc., senior sub. note, 9.75%, 3/01/09 .....   United States        20,000,000        21,100,000
(c)  Cambridge Industries Inc., senior sub. note, B, 10.25%, 7/15/07 ..........   United States         4,700,000           587,500
     Dura Operating Corp., senior sub note, Series D, 9.00%, 5/01/09 ..........   United States        11,000,000        10,670,000
(c)  Goss Graphic Systems Inc., 12.25%, 11/19/05 ..............................   United States         9,053,899            49,796
     Neenah Corp., senior sub. note, B, 11.125%, 5/01/07 ......................   United States           600,000           333,000
     Neenah Corp., senior sub. note, F, 11.125%, 5/01/07 ......................   United States         5,300,000         2,941,500
     Nortek Inc., senior note, B, 8.875%, 8/01/08 .............................   United States         8,000,000         8,000,000
     Nortek Inc., senior note, B, 9.125%, 9/01/07 .............................   United States        19,200,000        19,488,000
     Oshkosh Truck Corp., senior sub. note, 8.75%, 3/01/08 ....................   United States         4,450,000         4,516,750
(c)  Talon Automotive Group Inc., senior sub. note, B, 9.625%, 5/01/08 ........   United States        20,850,000           312,750
     Tenneco Automotive Inc., senior sub. note, 11.625%, 10/15/09 .............   United States        30,000,000        14,550,000
     Terex Corp., senior sub. note, 8.875%, 4/01/08 ...........................   United States        34,250,000        34,164,375
(c)  Thermadyne Holdings Corp., senior sub. note, 10.75%, 11/01/03 ............   United States        19,781,000             1,978
                                                                                                                    ---------------
                                                                                                                        130,848,149
                                                                                                                    ---------------
     REAL ESTATE 1.4%
     HMH Properties Inc., senior secured note, B, 7.875%, 8/01/08 .............   United States        23,000,000        21,648,750
     Meristar Hospitality Corp., senior note, 9.00%, 1/15/08 ..................   United States        14,500,000        13,883,750
                                                                                                                    ---------------
                                                                                                                         35,532,500
                                                                                                                    ---------------
     RETAIL TRADE 1.4%
     Office Depot Inc., senior sub. note, 10.00%, 7/15/08 .....................   United States        22,000,000        24,035,000
     Pueblo Xtra International, senior note, 9.50%, 8/01/03 ...................   United States         9,500,000         1,567,500
     Pueblo Xtra International, senior note, C, 9.50%, 8/01/03 ................   United States         5,000,000           825,000
     Rite Aid Corp., 144A, 6.125%, 12/15/2008 .................................   United States        14,600,000        11,242,000
                                                                                                                    ---------------
                                                                                                                         37,669,500
                                                                                                                    ---------------
(c)  TECHNOLOGY SERVICES .3%
     Anacomp Inc., senior sub. note, D, 10.875%, 4/01/04 ......................   United States        28,200,000         5,217,000
     PSINet Inc., 10.50%, 12/01/06 ............................................   United States        11,500,000           977,500
     PSINet Inc., 11.00%, 8/01/09 .............................................   United States        27,250,000         2,316,250
                                                                                                                    ---------------
                                                                                                                          8,510,750
                                                                                                                    ---------------

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2001 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
                                                                                     COUNTRY        AMOUNT(d)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     TRANSPORTATION 3.8%
     Gearbulk Holding Ltd., senior note, 11.25%, 12/01/04 .....................      Bermuda     $  19,000,000      $    19,570,000
     GS Superhighway Holdings Ltd., senior note, 10.25%, 8/15/07 ..............       China         22,000,000           22,495,000
     Sea Containers Ltd., senior note, 10.75%, 10/15/06 .......................   United States     19,700,000           11,721,500
     Ultrapetrol Ltd., first mortgage, 10.50%, 4/01/08 ........................   United States     34,000,000           28,772,500
     United Air Lines Inc., S.F., pass-through equipment trust, B-2, 9.06%,
       9/26/14 ................................................................   United States     20,422,000           16,325,040
                                                                                                                    ---------------
                                                                                                                         98,884,040
                                                                                                                    ---------------
     UTILITIES 3.8%
     Calpine Corp., senior note, 8.625%, 8/15/10 ..............................   United States     23,700,000           23,794,231
     Calpine Corp., senior note, 8.50%, 2/15/11 ...............................   United States     15,000,000           14,960,145
     Edison Mission, 9.875%, 4/15/11 ..........................................   United States     20,000,000           22,050,000
     ESCOM, E168, utility deb., 11.00%, 6/01/08 ...............................   South Africa     108,800,000 ZAR       10,808,560
     ESI Tractebel Acq. Corp., secured notes, 7.99%, 12/30/11 .................   United States      8,000,000            8,206,688
     Midland Cogeneration Venture, S.F., senior lease obligation, A, 11.75%,
       7/23/05 ................................................................   United States      4,500,000            4,954,793
     Midland Cogeneration Venture, S.F., senior lease obligation, B, 13.25%,
       7/23/06 ................................................................   United States     11,500,000           13,400,075
                                                                                                                    ---------------
                                                                                                                         98,174,492
                                                                                                                    ---------------
     TOTAL BONDS (COST $3,200,491,099) ........................................                                       2,314,285,728
                                                                                                                    ---------------
     TOTAL LONG TERM INVESTMENTS (COST $3,434,747,971) ........................                                       2,442,212,117
                                                                                                                    ---------------

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2001 (UNAUDITED) (CONT.)

                                                                                               PRINCIPAL
                                                                                               AMOUNT(d)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(e)  REPURCHASE AGREEMENT 4.4%
     Joint Repurchase Agreement, 2.095%,  12/03/01, (Maturity Value $115,243,218)
       (COST $115,223,102) ................................................................  $ 115,223,102          $   115,223,102
        ABN AMRO Inc.
        BMO Nesbitt Burns Corp.
        BNP Paribas Securities Corp.
        Banc of America Securities LLC
        Barclays Capital Inc.
        Bear, Stearns & Co., Inc.
        Credit Suisse First Boston Corp.
        Deutsche Banc Alex Brown Inc.
        Dresdner Kleinwort Wasserstein Securities LLC
        Greenwich Capital Markets Inc.
        Lehman Brothers Inc.
        Morgan Stanley & Co. Inc.
        UBS Warburg LLC
         Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S.
          Government Agency Securities
                                                                                                                    ---------------
       TOTAL INVESTMENTS (COST $3,549,971,073) 98.3% ......................................                           2,557,435,219
       OTHER ASSETS, LESS LIABILITIES 1.7% ................................................                              44,015,866
                                                                                                                    ---------------
       NET ASSETS 100.0% ..................................................................                         $ 2,601,451,085
                                                                                                                    ===============

     CURRENCY ABBREVIATIONS
     ZAR - South African Rand

(a) Non-income producing
(b) The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at November 30, 2001 were $142,914.
(c) See Note 6 regarding defaulted securities.
(d) The principal amount is stated in U.S. dollars unless otherwise indicated.
(e) Investment is through participation in a joint account with other funds managed by the investment advisor. At November 30, 2001, all repurchase agreements held by the Fund had been entered into on that date.


20                     See notes to financial statements.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001 (UNAUDITED)

Assets:
  Investments in securities:
    Cost ........................................               $ 3,549,971,073
                                                                ===============
    Value .......................................                 2,557,435,219
  Receivables:
    Investment securities sold ..................                    10,050,417
    Capital shares sold .........................                     6,843,125
    Dividends and interest ......................                    53,323,103
                                                                ---------------
         Total assets ...........................                 2,627,651,864
                                                                ---------------
Liabilities:
  Payables:
    Investment securities purchased .............                    17,679,166
    Capital shares redeemed .....................                     4,692,773
    Affiliates ..................................                     1,707,248
    Shareholders ................................                     1,765,300
  Other liabilities .............................                       356,292
                                                                ---------------
         Total liabilities ......................                    26,200,779
                                                                ---------------
          Net assets, at value ..................               $ 2,601,451,085
                                                                ===============
  Net assets consist of:
    Undistributed net investment income .........               $   (19,659,809)
    Net unrealized depreciation .................                  (992,575,588)
    Accumulated net realized loss ...............                  (304,206,978)
    Capital shares ..............................                 3,917,893,460
                                                                ---------------
          Net assets, at value ..................               $ 2,601,451,085
                                                                ===============


                     See notes to financial statements.                       21

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
NOVEMBER 30, 2001 (UNAUDITED)

CLASS A:
  Net assets, at value ................................................................................               $2,077,808,723
                                                                                                                      ==============
  Shares outstanding ..................................................................................                1,064,379,141
                                                                                                                      ==============
  Net asset value per share(a) ........................................................................               $         1.95
                                                                                                                      ==============
  Maximum offering price per share (net asset value per share / 95.75%) ...............................               $         2.04
                                                                                                                      ==============
CLASS B:
  Net assets, at value ................................................................................               $  131,747,894
                                                                                                                      ==============
  Shares outstanding ..................................................................................                   67,598,178
                                                                                                                      ==============
  Net asset value and maximum offering price per share(a) .............................................               $         1.95
                                                                                                                      ==============
CLASS C:
  Net assets, at value ................................................................................               $  366,995,842
                                                                                                                      ==============
  Shares outstanding ..................................................................................                  187,356,270
                                                                                                                      ==============
  Net asset value per share(a) ........................................................................               $         1.96
                                                                                                                      ==============
  Maximum offering price per share (net asset value per share / 99%) ..................................               $         1.98
                                                                                                                      ==============
ADVISOR CLASS:
  Net assets, at value ................................................................................               $   24,898,626
                                                                                                                      ==============
  Shares outstanding ..................................................................................                   12,737,471
                                                                                                                      ==============
  Net asset value and maximum offering price per share ................................................               $         1.95
                                                                                                                      ==============




(a)Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


22                     See notes to financial statements.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)


Investment income:
  Dividends ...........................................................................................               $   3,073,333
  Interest ............................................................................................                 142,794,718
                                                                                                                      -------------
         Total investment income ......................................................................                 145,868,051
                                                                                                                      -------------
Expenses:
 Management fees (Note 3) .............................................................................                   5,919,066
 Distribution fees (Note 3)
  Class A .............................................................................................                   1,463,794
  Class B .............................................................................................                     399,644
  Class C .............................................................................................                   1,148,053
 Transfer agent fees (Note 3) .........................................................................                   1,720,320
 Custodian fees .......................................................................................                      18,634
 Reports to shareholders ..............................................................................                      79,573
 Registration and filing fees .........................................................................                      68,575
 Professional fees ....................................................................................                      83,194
 Trustees' fees and expenses ..........................................................................                      32,095
 Other ................................................................................................                      28,334
                                                                                                                      -------------
         Total expenses ...............................................................................                  10,961,282
                                                                                                                      -------------
          Net investment income .......................................................................                 134,906,769
                                                                                                                      -------------
Realized and unrealized losses:
  Net realized loss from:
   Investments ........................................................................................                 (98,123,599)
   Foreign currency transactions ......................................................................                     (18,099)
                                                                                                                      -------------
          Net realized loss ...........................................................................                 (98,141,698)
Net unrealized depreciation on:
  Investments .........................................................................................                 (76,120,725)
  Translation of assets and liabilities denominated in foreign currencies .............................                     (93,815)
                                                                                                                      -------------
          Net unrealized depreciation .................................................................                 (76,214,540)
                                                                                                                      -------------
Net realized and unrealized loss ......................................................................                (174,356,238)
                                                                                                                      -------------
Net decrease in net assets resulting from operations ..................................................               $ (39,449,469)
                                                                                                                      =============



                     See notes to financial statements.                       23

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)
AND THE YEAR ENDED MAY 31, 2001

                                                                                                  SIX MONTHS              YEAR
                                                                                                    ENDED                 ENDED
                                                                                               NOVEMBER 30, 2001      MAY 31, 2001
                                                                                               -----------------      ------------
Increase (decrease) in net assets:
  Operations:
   Net investment income .................................................................     $   134,906,769      $   284,465,597
   Net realized loss from investments and foreign currency transactions ..................         (98,141,698)         (94,981,256)
   Net unrealized depreciation on investments and translation of assets and liabilities
     denominated in foreign currencies ...................................................         (76,214,540)        (149,716,638)
                                                                                               ------------------------------------
         Net increase (decrease) in net assets resulting from operations .................         (39,449,469)          39,767,703
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................................        (110,957,552)        (260,710,882)
   Class B ...............................................................................          (6,152,892)          (9,711,687)
   Class C ...............................................................................         (17,712,068)         (38,176,951)
   Advisor Class .........................................................................          (1,180,734)          (2,561,409)
                                                                                               ------------------------------------
  Total distributions to shareholders ....................................................        (136,003,246)        (311,160,929)
  Capital share transactions: (Note 2)
   Class A ...............................................................................          (2,598,840)           4,890,760
   Class B ...............................................................................          20,310,971           59,181,132
   Class C ...............................................................................          28,605,374           29,998,866
   Advisor Class .........................................................................           4,296,743            7,230,325
                                                                                               ------------------------------------
  Total capital share transactions .......................................................          50,614,248          101,301,083
         Net decrease in net assets ......................................................        (124,838,467)        (170,092,143)
 Net assets:
  Beginning of period ....................................................................       2,726,289,552        2,896,381,695
                                                                                               ------------------------------------
  End of period ..........................................................................     $ 2,601,451,085      $ 2,726,289,552
                                                                                               ====================================
 Undistributed net investment income included in net assets:
  End of period ..........................................................................     $   (19,659,809)     $   (18,556,839)
                                                                                               ====================================




24                      See notes to financial statements.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Notes to Financial Statements (unaudited)

 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin AGE High Income Fund (the Fund). The Fund seeks to provide a high level of current income while seeking capital appreciation. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium is amortized on a yield to maturity basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. AUDIT GUIDE:

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to June 1, 2001, premiums on fixed-income securities were included in realized gains and losses. The cumulative effect of this accounting change resulted in a reduction of $6,493 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

The effect of this change for the period ended November 30, 2001 was to increase net investment income by $97,147, decrease unrealized gains by $15,723, and decrease realized gains by $81,424. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.

g. REDEMPTION FEES:

Effective September 17, 2001, the Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid-in capital.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At November 30, 2001, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                             YEAR ENDED
                                                               NOVEMBER 30, 2001                           MAY 31, 2001
                                                     -------------------------------------------------------------------------------
                                                        SHARES                AMOUNT                SHARES               AMOUNT
                                                     -------------------------------------------------------------------------------
CLASS A SHARES:
Shares sold ................................          108,673,193         $ 212,678,012           333,032,241         $ 734,533,743
Shares issued in reinvestment of
 distributions .............................           24,031,722            47,345,212            50,263,433           109,950,786
Shares redeemed ............................         (133,399,712)         (262,622,064)         (379,438,383)         (839,593,769)
                                                     -------------------------------------------------------------------------------
Net increase (decrease) ....................             (694,797)        $  (2,598,840)            3,857,291         $   4,890,760
                                                     ===============================================================================

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                               SIX MONTHS ENDED                             YEAR ENDED
                                                               NOVEMBER 30, 2001                           MAY 31, 2001
                                                     -------------------------------------------------------------------------------
                                                        SHARES                AMOUNT                SHARES               AMOUNT
                                                     -------------------------------------------------------------------------------
CLASS B SHARES:
Shares sold ................................           15,850,800         $  31,264,014            34,482,540         $  75,232,906
Shares issued in reinvestment of
  distributions ............................            1,236,020             2,428,766             1,737,998             3,781,178
Shares redeemed ............................           (6,837,825)          (13,381,809)           (9,146,568)          (19,832,952)
                                                     -------------------------------------------------------------------------------
Net increase ...............................           10,248,995         $  20,310,971            27,073,970         $  59,181,132
                                                     ===============================================================================
CLASS C SHARES:
Shares sold ................................           32,709,200         $  64,616,767            54,408,659         $ 119,133,448
Shares issued in reinvestment of
  distributions ............................            4,460,940             8,818,360             8,683,509            19,069,148
Shares redeemed ............................          (22,773,329)          (44,829,753)          (49,218,498)         (108,203,730)
                                                     -------------------------------------------------------------------------------
Net increase ...............................           14,396,811         $  28,605,374            13,873,670         $  29,998,866
                                                     ===============================================================================
ADVISOR CLASS SHARES:
Shares sold ................................            2,724,479         $   5,328,859             5,077,687         $  11,514,464
Shares issued in reinvestment of
  distributions ............................              354,206               697,362               718,727             1,573,038
Shares redeemed ............................             (890,284)           (1,729,478)           (2,724,918)           (5,857,177)
                                                     -------------------------------------------------------------------------------
Net increase ...............................            2,188,401         $   4,296,743             3,071,496         $   7,230,325
                                                     ===============================================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

ENTITY                                                          AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin/Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin/Templeton Investor Services, LLC (Investor Services)   Transfer agent

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

 ANNUALIZED
  FEE RATE                  MONTH-END NET ASSETS
--------------------------------------------------------------------------------
    .625%                   First $100 million
    .500%                   Over $100 million, up to and including $250 million
    .450%                   In excess of $250 million

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .15%, .65%, and .65% per year of its average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $1,179,664 and $271,892, respectively.

The Fund paid transfer agent fees of $1,720,320, of which $1,212,216 was paid to Investor Services.

4. INCOME TAXES

At May 31, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
  2002 ............................................                 $ 12,243,104
  2003 ............................................                    4,606,276
  2009 ............................................                  126,000,271
                                                                    ------------
                                                                    $142,849,651
                                                                    ============

At May 31, 2001, the Fund had deferred capital losses and deferred currency losses occurring subsequent to October 31, 2000 of $63,133,419 and $69,181, respectively. For tax purposes, such losses will be reflected in the year ending 2002.

On May 31, 2001 the Fund had expired capital loss carryovers of $14,304,993 which were reclassified to paid-in capital.

At November 30, 2001, the net unrealized depreciation based on the cost of investments for income tax purposes of $3,549,961,843 was as follows:

Unrealized appreciation ...........................             $   103,162,745
Unrealized depreciation ...........................              (1,095,689,369)
                                                                ---------------
Net unrealized depreciation .......................             $  (992,526,624)
                                                                ===============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions and bond discounts. Net realized losses differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and bond discounts.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended November 30, 2001 aggregated $192,188,345 and $188,529,385, respectively.

6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 85.0% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At November 30, 2001, the Fund held defaulted securities with a value aggregating $44,589,556 representing 1.7% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.

7. OTHER CONSIDERATIONS

Advisers, as the Fund's investment manager, may serve as a member of various bondholder's steering committees, representing bondholder's interests in certain corporate restructuring negotiations, or on creditors committees. Currently the manager serves on the bondholder committees of Anacomp Inc., Arch Communications Inc., Metrocall Inc., Styling Technology Corp., and Talon Automotive Group Inc. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.